LEASES - Finance Lease Liability, Maturities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 58
2022	57
2023	27
2024	0
2025	0
Thereafter	0
Total finance lease payments	142
Less: imputed interest	(10)
Total leases	$ 132